FAIR VALUE MEASUREMENTS (Details 3) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Financial assets
Cash and due from banks	$ 19,453	$ 18,511
Interest-bearing deposits in other banks	18,299	10,086
Federal Home Loan Bank and Federal Reserve Bank stock	3,900	3,900
Securities available-for-sale	395,019	397,886
Securities held-to-maturity	4,089	22,263
Carrying Value Measurement [Member]
Financial assets
Cash and due from banks	19,453	18,511
Interest-bearing deposits in other banks	18,299	10,086
Federal funds sold	24,476	1,700
Federal Home Loan Bank and Federal Reserve Bank stock	3,879	3,879
Securities available-for-sale	395,019	397,886
Securities held-to-maturity	4,059	21,985
Loans held for sale		354
Loans, net	722,632	644,118
Accrued interest receivable	4,540	4,337
Financial liabilities
Non-interest bearing deposits	239,226	204,358
Interest bearing deposits	864,575	815,597
Repurchase agreements	24,177	22,834
Accrued interest payable	$ 503	$ 613
Off-balance sheet credit related instruments:
Commitments to extend credit and letters of credit
Fair Value, Inputs, Level 1 [Member]
Financial assets
Cash and due from banks	$ 19,453	$ 18,511
Interest-bearing deposits in other banks	18,299	10,086
Federal funds sold	$ 24,476	$ 1,700
Federal Home Loan Bank and Federal Reserve Bank stock
Securities available-for-sale
Securities held-to-maturity
Loans held for sale		$ 354
Loans, net
Accrued interest receivable
Financial liabilities
Non-interest bearing deposits	$ 239,226	$ 204,358
Interest bearing deposits
Repurchase agreements
Accrued interest payable
Off-balance sheet credit related instruments:
Commitments to extend credit and letters of credit
Fair Value, Inputs, Level 2 [Member]
Financial assets
Cash and due from banks
Interest-bearing deposits in other banks
Federal funds sold
Federal Home Loan Bank and Federal Reserve Bank stock	$ 3,879	$ 3,879
Securities available-for-sale	395,019	397,886
Securities held-to-maturity	$ 4,089	$ 22,263
Loans held for sale
Loans, net
Accrued interest receivable	$ 4,540	$ 4,337
Financial liabilities
Non-interest bearing deposits
Interest bearing deposits	$ 864,036	$ 816,022
Repurchase agreements	24,177	22,834
Accrued interest payable	$ 503	$ 613
Off-balance sheet credit related instruments:
Commitments to extend credit and letters of credit
Fair Value, Inputs, Level 3 [Member]
Financial assets
Cash and due from banks
Interest-bearing deposits in other banks
Federal funds sold
Federal Home Loan Bank and Federal Reserve Bank stock
Securities available-for-sale
Securities held-to-maturity
Loans held for sale
Loans, net	$ 718,956	$ 650,770
Accrued interest receivable
Financial liabilities
Non-interest bearing deposits
Interest bearing deposits
Repurchase agreements
Accrued interest payable
Off-balance sheet credit related instruments:
Commitments to extend credit and letters of credit